Other investments (Tables)	12 Months Ended
Mar. 31, 2025
Other investments.
Schedule of other investments Included within non-current assets

	2025 €m	2024 € m

Included within non-current assets

Equity securities 1	1,279	65

Bonds and debt securities 2	1,874	941

	3,153	1,006

Schedule of current other investments Included within current assets

	2025 €m	2024 € m

Included within non-current assets

Equity securities 1	1,279	65

Bonds and debt securities 2	1,874	941

	3,153	1,006

Included within current assets

Short-term investments:

Bonds and debt securities 3	2,139	1,201

Managed investment funds 1	3,141	2,024

	5,280	3,225

Collateral assets 4	1,010	741

Other investments 5	1,134	1,126

	7,424	5,092
Notes:

1.
Items measured at a fair value,
€
306 million (2024:
€
27 million) of equity se
curi
ties have a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets and liabilities.
€
937 million (2024: nil) of equity securities have a valuation basis level 3 classification, due to some of the inputs to the valuation model being unobservable inputs. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Includes
€
913 million (2024: nil) of
non-current
investments in sovereign securities measured at amortised cost and a fair value of
€
909 million (2024: nil) with a valuation basis of level 1 classification. Also includes
€
864 million (2024:
€
830 million) of items with a fair value of
€
788 million (2024:
€
810 million) with a valuation basis of level 2 classification.

The fair value of the remaining balance approximates the carrying value measured at amortised cost.

3.	Items are measured at fair value and the valuation basis is level 1 classification.

4.	Items are measured at amortised cost and the carrying amount approximates fair value.

5.
Includes investments measured at a fair value of
€
365 million (2024:
€
459 million). The valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.